SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unrecognized tax benefits	$ 0		$ 0	$ 0
Accrued penalties and interest	$ 0		$ 0	$ 0
Series F Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per shares	3,000,000	3,000,000	3,000,000	3,000,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per shares	1,820,000	1,800,000	1,800,000	1,800,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per shares	199,000	62,500	62,500	62,500
Diopsys, Inc. [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per shares	4,193,000		4,067,832